Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aviation Power Co. Ltd., Class A	376,999	$1,087,567
AVIC Aircraft Co. Ltd., Class A	411,300	930,258
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	136,799	547,005
AviChina Industry & Technology Co. Ltd., Class H	5,472,000	2,495,614
China Avionics Systems Co. Ltd., Class A	271,167	527,680
China Spacesat Co. Ltd., Class A	239,400	689,940

		6,278,064

Air Freight & Logistics — 0.5%
BEST Inc., ADR(a)	387,144	2,326,735
SF Holding Co. Ltd., Class A	239,883	1,294,968
Sinotrans Ltd., Class H	4,788,000	1,492,475
Yunda Holding Co. Ltd., Class A	203,601	841,924
ZTO Express Cayman Inc., ADR	654,588	13,929,633

		19,885,735

Airlines — 0.3%
Air China Ltd., Class A	788,092	947,287
Air China Ltd., Class H	3,420,000	3,110,779
China Eastern Airlines Corp. Ltd., Class A(a)	1,470,696	1,071,126
China Eastern Airlines Corp. Ltd., Class H(a)	3,420,000	1,734,521
China Southern Airlines Co. Ltd., Class A	1,231,197	1,157,649
China Southern Airlines Co. Ltd., Class H(b)	3,420,000	2,136,476
Spring Airlines Co. Ltd., Class A	136,885	784,514

		10,942,352

Auto Components — 0.2%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	34,195	408,592
China First Capital Group Ltd.(a)(c)	6,156,000	322,437
China Shipbuilding Industry Group Power Co. Ltd., Class A(a)	239,936	749,848
Fuyao Glass Industry Group Co. Ltd., Class A	274,198	867,065
Fuyao Glass Industry Group Co. Ltd., Class H(d)	1,095,200	3,231,979
Huayu Automotive Systems Co. Ltd., Class A	411,217	1,516,191
Nexteer Automotive Group Ltd.	1,710,000	1,433,055
Shandong Linglong Tyre Co. Ltd., Class A	205,200	598,966
Weifu High-Technology Group Co. Ltd., Class A	171,000	452,436

		9,580,569

Automobiles — 1.5%
BAIC Motor Corp. Ltd., Class H(d)	3,420,000	1,918,022
Brilliance China Automotive Holdings Ltd.(b)	6,262,000	6,463,794
BYD Co. Ltd., Class A	237,359	1,465,019
BYD Co. Ltd., Class H(b)	1,368,000	6,492,440
Chongqing Changan Automobile Co. Ltd., Class A	478,796	580,280
Dongfeng Motor Group Co. Ltd., Class H	5,472,000	5,256,867
Geely Automobile Holdings Ltd.	10,602,000	19,828,594
Great Wall Motor Co. Ltd., Class H(b)	6,498,000	5,022,248
Guangzhou Automobile Group Co. Ltd., Class A	342,000	574,545
Guangzhou Automobile Group Co. Ltd., Class H	6,156,400	6,575,006
NIO Inc., ADR(a)(b)	1,364,922	3,098,373
SAIC Motor Corp. Ltd., Class A	957,685	3,167,331

		60,442,519

Banks — 12.2%
Agricultural Bank of China Ltd., Class A	9,918,000	5,107,172
Agricultural Bank of China Ltd., Class H	58,482,000	23,683,426
Bank of Beijing Co. Ltd., Class A	2,735,999	2,163,907
Bank of Chengdu Co. Ltd., Class A	544,793	661,816
Bank of China Ltd., Class A	4,514,400	2,331,065
Bank of China Ltd., Class H	162,792,000	65,301,891

Security	Shares	Value

Banks (continued)
Bank of Communications Co. Ltd., Class A	4,990,793	$3,911,731
Bank of Communications Co. Ltd., Class H	17,784,200	11,677,786
Bank of Guiyang Co. Ltd., Class A	544,757	713,691
Bank of Hangzhou Co. Ltd., Class A	754,000	934,194
Bank of Jiangsu Co. Ltd., Class A	1,607,478	1,577,764
Bank of Nanjing Co. Ltd., Class A	1,162,800	1,367,913
Bank of Ningbo Co. Ltd., Class A	718,275	2,715,773
Bank of Shanghai Co. Ltd., Class A	1,846,833	2,414,298
China CITIC Bank Corp. Ltd., Class A	1,026,000	875,682
China CITIC Bank Corp. Ltd., Class H	17,784,800	9,724,243
China Construction Bank Corp., Class A	1,231,209	1,243,477
China Construction Bank Corp., Class H	198,360,000	157,872,032
China Everbright Bank Co. Ltd., Class A	5,027,400	2,953,529
China Everbright Bank Co. Ltd., Class H	6,498,000	2,805,818
China Merchants Bank Co. Ltd., Class A	2,565,051	13,146,436
China Merchants Bank Co. Ltd., Class H	8,037,150	37,989,786
China Minsheng Banking Corp. Ltd., Class A	4,614,970	4,050,436
China Minsheng Banking Corp. Ltd., Class H	14,364,160	10,000,916
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,130,000	2,549,353
Huaxia Bank Co. Ltd., Class A	1,778,491	1,879,699
Industrial & Commercial Bank of China Ltd., Class A	7,113,600	5,858,896
Industrial & Commercial Bank of China Ltd., Class H	133,380,000	95,079,736
Industrial Bank Co. Ltd., Class A	2,599,200	6,984,244
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	376,200	432,392
Ping An Bank Co. Ltd., Class A	2,154,655	4,686,331
Postal Savings Bank of China Co. Ltd., Class H(d)	16,416,000	10,653,544
Shanghai Pudong Development Bank Co. Ltd., Class A.	3,659,494	6,199,841

		499,548,818

Beverages — 1.6%
Anhui Gujing Distillery Co. Ltd., Class A	34,196	526,126
Anhui Kouzi Distillery Co. Ltd., Class A	102,600	785,924
Beijing Shunxin Agriculture Co. Ltd., Class A	102,600	730,465
China Resources Beer Holdings Co. Ltd.	2,736,000	14,330,555
Jiangsu King’s Luck Brewery JSC Ltd., Class A	171,000	734,113
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	205,297	2,867,462
Kweichow Moutai Co. Ltd., Class A	155,806	25,022,223
Luzhou Laojiao Co. Ltd., Class A	205,200	2,386,233
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	136,776	1,738,215
Sichuan Swellfun Co. Ltd., Class A	68,400	548,469
Tsingtao Brewery Co. Ltd., Class A	68,563	494,379
Tsingtao Brewery Co. Ltd., Class H	894,000	5,527,719
Wuliangye Yibin Co. Ltd., Class A	478,891	8,688,902

		64,380,785

Biotechnology — 0.4%
3SBio Inc.(a)(b)(d)	2,736,000	3,949,641
Beijing Tiantan Biological Products Corp. Ltd., Class A	171,000	642,653
BGI Genomics Co. Ltd., Class A	68,399	576,872
Chongqing Zhifei Biological Products Co. Ltd., Class A	168,540	1,062,073
Hualan Biological Engineering Inc., Class A	205,200	976,677
Innovent Biologics Inc.(a)(d)	1,539,000	5,387,065
Shenzhen Kangtai Biological Products Co. Ltd., Class A	68,595	745,769
Walvax Biotechnology Co. Ltd., Class A	205,597	883,225

		14,223,975

Building Products — 0.1%
Beijing New Building Materials PLC, Class A	239,398	760,086

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
China Lesso Group Holdings Ltd.	2,052,000	$2,149,583

		2,909,669

Capital Markets — 1.9%
Anxin Trust Co. Ltd., Class A(a)	718,200	406,608
Caitong Securities Co. Ltd., Class A	479,900	651,249
Changjiang Securities Co. Ltd., Class A	822,736	730,286
China Cinda Asset Management Co. Ltd., Class H	18,126,000	3,774,441
China Ding Yi Feng Holdings Ltd.(a)(c)	2,256,000	28,821
China Everbright Ltd.	2,052,000	3,303,018
China Galaxy Securities Co. Ltd., Class H	7,353,000	3,738,615
China Huarong Asset Management Co. Ltd., Class H(d)	20,862,000	3,038,252
China International Capital Corp. Ltd., Class H(d)	2,736,000	4,711,607
China Merchants Securities Co. Ltd., Class A	752,468	1,763,977
CITIC Securities Co. Ltd., Class A	1,289,475	3,927,149
CITIC Securities Co. Ltd., Class H	4,104,000	7,623,156
CSC Financial Co. Ltd., Class A	341,999	1,089,248
Dongxing Securities Co. Ltd., Class A	376,194	579,546
East Money Information Co. Ltd., Class A	887,140	1,747,792
Everbright Securities Co. Ltd., Class A	514,199	819,945
First Capital Securities Co. Ltd., Class A	513,000	524,679
Founder Securities Co. Ltd., Class A	1,060,199	1,008,931
GF Securities Co. Ltd., Class A(a)	784,199	1,488,092
GF Securities Co. Ltd., Class H	2,804,400	3,002,251
Guosen Securities Co. Ltd., Class A	514,133	830,810
Guotai Junan Securities Co. Ltd., Class A	957,600	2,276,189
Guotai Junan Securities Co. Ltd., Class H(d)	1,641,600	2,495,614
Guoyuan Securities Co. Ltd., Class A	478,800	569,388
Haitong Securities Co. Ltd., Class A	1,094,459	2,139,114
Haitong Securities Co. Ltd., Class H	5,882,400	5,876,576
Hithink RoyalFlush Information Network Co. Ltd., Class A	65,987	856,429
Huaan Securities Co. Ltd., Class A	581,400	494,566
Huatai Securities Co. Ltd., Class A	923,493	2,229,273
Huatai Securities Co. Ltd., Class H(d)	3,351,600	5,026,704
Huaxi Securities Co. Ltd., Class A	376,200	505,706
Industrial Securities Co. Ltd., Class A	891,340	784,841
Nanjing Securities Co. Ltd., Class A	410,400	447,765
Noah Holdings Ltd.(a)(b)	70,110	2,043,005
Orient Securities Co. Ltd./China, Class A	752,464	1,040,399
Pacific Securities Co. Ltd. (The)/China, Class A(a)	889,193	412,346
SDIC Capital Co. Ltd., Class A	479,778	815,560
Sealand Securities Co. Ltd., Class A	581,400	382,916
Shanxi Securities Co. Ltd., Class A	478,800	506,728
Shenwan Hongyuan Group Co. Ltd., Class A	2,975,497	2,014,718
SooChow Securities Co. Ltd., Class A	410,400	497,971
Southwest Securities Co. Ltd., Class A	820,800	505,560
Western Securities Co. Ltd., Class A	547,130	686,447
Zheshang Securities Co. Ltd., Class A	376,200	447,911

		77,844,199

Chemicals — 0.3%
Hengli Petrochemical Co. Ltd., Class A	786,628	1,569,910
Hengyi Petrochemical Co. Ltd., Class A	445,500	882,768
Lomon Billions Group Co. Ltd., Class A	376,200	695,681
Rongsheng Petro Chemical Co. Ltd., Class A	596,582	1,031,084
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	273,600	649,951
Sinopec Shanghai Petrochemical Co. Ltd., Class A	752,400	418,479
Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,524,000	2,085,795
Tianqi Lithium Corp., Class A	171,000	726,573

Security	Shares	Value

Chemicals (continued)
Tongkun Group Co. Ltd., Class A	341,989	$622,687
Transfar Zhilian Co. Ltd., Class A	718,192	703,894
Wanhua Chemical Group Co. Ltd., Class A	410,373	2,825,931
Zhejiang Longsheng Group Co. Ltd., Class A	443,071	830,055

		13,042,808

Commercial Services & Supplies — 0.5%
A-Living Services Co. Ltd., Class H(d)	769,500	2,482,179
Beijing Originwater Technology Co. Ltd., Class A	478,797	511,492
China Everbright International Ltd.	7,866,148	5,949,040
Country Garden Services Holdings Co. Ltd.	2,394,000	7,737,626
Greentown Service Group Co. Ltd.	2,052,000	2,246,577
Shanghai M&G Stationery Inc., Class A	136,800	893,779

		19,820,693

Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	1,369,000	2,448,469
Fiberhome Telecommunication Technologies Co. Ltd., Class A	170,998	605,186
Guangzhou Haige Communications Group Inc. Co., Class A	407,984	596,021
Hengtong Optic-Electric Co. Ltd., Class A	307,800	677,778
Shenzhen Sunway Communication Co. Ltd., Class A(a)	136,800	767,486
Yealink Network Technology Corp. Ltd., Class A	68,396	672,582
ZTE Corp., Class A(a)	408,856	1,786,068
ZTE Corp., Class H(a)	1,573,240	4,190,483

		11,744,073

Construction & Engineering — 0.9%
China Communications Construction Co. Ltd., Class A	444,600	569,193
China Communications Construction Co. Ltd., Class H	9,234,000	7,184,064
China Communications Services Corp. Ltd., Class H	4,788,800	3,224,039
China Gezhouba Group Co. Ltd., Class A	683,991	598,375
China National Chemical Engineering Co. Ltd., Class A	752,395	666,779
China Railway Construction Corp. Ltd., Class A	1,468,198	2,019,570
China Railway Construction Corp. Ltd., Class H	4,104,000	4,236,252
China Railway Group Ltd., Class A	2,496,598	2,006,526
China Railway Group Ltd., Class H	7,866,000	4,602,380
China State Construction Engineering Corp. Ltd., Class A	5,266,838	3,828,412
China State Construction International Holdings Ltd.	4,104,000	3,234,860
Metallurgical Corp. of China Ltd., Class A	2,325,600	886,579
Metallurgical Corp. of China Ltd., Class H	6,156,000	1,281,886
Power Construction Corp. of China Ltd., Class A	1,881,097	1,091,740
Shanghai Tunnel Engineering Co. Ltd., Class A	718,200	600,718
Sinopec Engineering Group Co. Ltd., Class H	3,078,000	1,804,863
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	442,568	506,785

		38,343,021

Construction Materials — 0.9%
Anhui Conch Cement Co. Ltd., Class A	510,591	3,326,491
Anhui Conch Cement Co. Ltd., Class H	2,565,000	16,400,402
BBMG Corp., Class H	5,814,000	1,604,323
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	205,196	700,532
China Jushi Co. Ltd., Class A	547,197	702,877
China National Building Material Co. Ltd., Class H	8,208,000	7,927,244
China Resources Cement Holdings Ltd.	4,788,000	5,731,348
Huaxin Cement Co. Ltd., Class A	171,000	536,112
Tangshan Jidong Cement Co. Ltd., Class A	205,192	434,029

		37,363,358

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 0.0%
Qudian Inc., ADR(a)	312,588	$1,550,436

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	957,594	691,979

Diversified Consumer Services — 1.8%
China East Education Holdings Ltd.(a)(d)	855,000	1,581,604
China Education Group Holdings Ltd.(b)	1,368,000	1,852,486
New Oriental Education & Technology Group Inc., ADR(a)	294,462	35,653,459
TAL Education Group, ADR(a)(b)	796,518	35,253,887

		74,341,436

Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	1,200,100	775,035
Bohai Leasing Co. Ltd., Class A(a)	957,599	465,862
Far East Horizon Ltd.	4,446,000	4,038,333

		5,279,230

Diversified Telecommunication Services — 1.0%
China Telecom Corp. Ltd., Class H	28,728,000	10,863,259
China Tower Corp. Ltd., Class H(d)	86,868,000	17,755,907
China Unicom Hong Kong Ltd.	12,312,000	10,538,201

		39,157,367

Electrical Equipment — 0.5%
Contemporary Amperex Technology Co. Ltd., Class A	273,799	3,404,401
Dongfang Electric Corp. Ltd., Class A	410,400	518,988
Eve Energy Co. Ltd., Class A(a)	136,796	871,375
Fangda Carbon New Material Co. Ltd., Class A(a)	444,591	681,753
Hongfa Technology Co. Ltd., Class A	102,600	423,684
NARI Technology Co. Ltd., Class A	581,488	1,899,155
Shanghai Electric Group Co. Ltd., Class A	581,400	387,051
Shanghai Electric Group Co. Ltd., Class H	7,524,000	2,316,482
Sunwoda Electronic Co. Ltd., Class A	239,398	598,329
TBEA Co. Ltd., Class A	718,196	663,033
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	470,165	775,142
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,573,320	1,750,646
Zhejiang Chint Electrics Co. Ltd., Class A	308,368	1,047,494
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,162,800	3,973,671

		19,311,204

Electronic Equipment, Instruments & Components — 1.7%
AAC Technologies Holdings Inc.(b)	1,539,000	10,793,791
AVIC Jonhon Optronic Technology Co. Ltd., Class A	136,798	749,573
BOE Technology Group Co. Ltd., Class A	4,240,800	2,352,665
Chaozhou Three-Circle Group Co. Ltd., Class A	205,200	546,425
China Railway Signal & Communication Corp. Ltd., Class H(d)	3,078,000	1,651,509
Foxconn Industrial Internet Co. Ltd., Class A	514,196	1,218,573
GoerTek Inc., Class A	410,400	1,131,965
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A(a)	718,200	1,069,645
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,197,014	5,348,290
Kingboard Holdings Ltd.	1,368,000	3,766,140
Kingboard Laminates Holdings Ltd.	2,223,000	2,507,629
Lens Technology Co. Ltd., Class A	444,600	811,417
Luxshare Precision Industry Co. Ltd., Class A	684,000	3,311,051
NAURA Technology Group Co. Ltd., Class A	68,400	760,870
OFILM Group Co. Ltd., Class A(a)	376,200	675,880
Shengyi Technology Co. Ltd., Class A	307,800	1,003,094

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Shennan Circuits Co. Ltd., Class A	34,200	$710,713
Sunny Optical Technology Group Co. Ltd.(b)	1,470,600	24,103,731
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	205,200	557,517
Tianma Microelectronics Co. Ltd., Class A	307,799	671,208
Unigroup Guoxin Microelectronics Co. Ltd., Class A	102,600	653,842
Unisplendour Corp. Ltd., Class A	205,200	789,573
Universal Scientific Industrial Shanghai Co. Ltd., Class A	205,200	471,117
WUS Printed Circuit Kunshan Co. Ltd., Class A	239,399	765,878
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	102,598	551,669
Zhejiang Dahua Technology Co. Ltd., Class A	410,400	988,937

		67,962,702

Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	3,132,000	4,217,212
Offshore Oil Engineering Co. Ltd., Class A	547,198	543,310
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	136,800	617,064

		5,377,586

Entertainment — 1.6%
Alibaba Pictures Group Ltd.(a)	31,650,000	5,256,300
Beijing Enlight Media Co. Ltd., Class A	376,198	532,460
Giant Network Group Co. Ltd., Class A	236,976	596,658
HUYA Inc., ADR(a)	124,830	2,633,913
iQIYI Inc., ADR(a)(b)	265,050	5,075,708
Mango Excellent Media Co. Ltd., Class A(a)	184,080	797,598
NetEase Inc., ADR	146,718	46,263,120
Perfect World Co. Ltd./China, Class A	171,000	839,195
Tencent Music Entertainment Group, ADR(a)	199,386	2,478,368
Wanda Film Holding Co. Ltd., Class A(a)	273,595	554,978
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	273,600	844,157

		65,872,455

Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd.	4,959,000	5,612,946
Yifeng Pharmacy Chain Co. Ltd., Class A	68,394	743,680
Yonghui Superstores Co. Ltd., Class A	1,299,634	1,373,592

		7,730,218

Food Products — 1.8%
Angel Yeast Co. Ltd., Class A	102,591	441,743
Beijing Dabeinong Technology Group Co. Ltd., Class A	615,600	380,046
China Agri-Industries Holdings Ltd.	5,472,000	2,873,101
China Huishan Dairy Holdings Co. Ltd.(a)(c)	1,366,667	2,794
China Mengniu Dairy Co. Ltd.(b)	5,549,000	21,231,203
Chongqing Fuling Zhacai Group Co. Ltd., Class A	136,800	475,203
Dali Foods Group Co. Ltd.(d)	4,446,000	3,021,650
Foshan Haitian Flavouring & Food Co. Ltd., Class A	272,791	4,151,264
Fujian Sunner Development Co. Ltd., Class A	136,800	462,360
Guangdong Haid Group Co. Ltd., Class A	205,199	896,110
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	136,800	569,972
Henan Shuanghui Investment & Development Co. Ltd., Class A	349,800	1,542,017
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	786,697	3,255,360
Jiangxi Zhengbang Technology Co. Ltd., Class A	307,800	640,123
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	102,600	658,805
Muyuan Foodstuff Co. Ltd., Class A	205,200	2,533,640
New Hope Liuhe Co. Ltd., Class A	547,299	1,601,425
Tech-Bank Food Co. Ltd., Class A(a)	171,000	311,840
Tingyi Cayman Islands Holding Corp.	4,104,000	6,679,437

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Tongwei Co. Ltd., Class A	512,999	$955,951
Uni-President China Holdings Ltd.	2,736,000	2,778,730
Want Want China Holdings Ltd.(b)	10,602,000	9,128,738
Wens Foodstuffs Group Co. Ltd., Class A	684,097	3,483,762
Yihai International Holding Ltd.	1,061,000	6,750,062

		74,825,336

Gas Utilities — 1.4%
Beijing Enterprises Holdings Ltd.	1,026,000	4,535,096
China Gas Holdings Ltd.	3,762,000	13,985,398
China Resources Gas Group Ltd.	2,052,000	11,429,491
ENN Energy Holdings Ltd.	1,641,600	17,825,812
Kunlun Energy Co. Ltd.	6,840,000	5,793,389
Towngas China Co. Ltd.	2,394,000	1,691,268

		55,260,454

Health Care Equipment & Supplies — 0.2%
Autobio Diagnostics Co. Ltd., Class A	34,197	498,511
Jafron Biomedical Co. Ltd., Class A	68,400	681,864
Lepu Medical Technology Beijing Co. Ltd., Class A	239,900	1,101,228
Ovctek China Inc., Class A	68,400	472,868
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,472,000	5,398,793
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	68,495	1,750,873

		9,904,137

Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	410,392	2,330,436
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	68,394	472,827
Huadong Medicine Co. Ltd., Class A	234,800	821,639
Jointown Pharmaceutical Group Co. Ltd., Class A	273,600	525,798
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	479,481	1,008,759
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	307,858	779,066
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,710,000	3,067,088
Sinopharm Group Co. Ltd., Class H	2,462,400	8,131,716
Topchoice Medical Corp., Class A(a)	34,200	503,809

		17,641,138

Health Care Technology — 0.3%
Alibaba Health Information Technology Ltd.(a)(b)	7,524,000	8,516,194
Ping An Healthcare and Technology Co. Ltd.(a)(d)	533,700	3,552,205
Winning Health Technology Group Co. Ltd., Class A	239,397	518,640

		12,587,039

Hotels, Restaurants & Leisure — 1.2%
China International Travel Service Corp. Ltd., Class A	239,450	2,854,346
Haidilao International Holding Ltd.(d)	684,000	2,874,849
Huazhu Group Ltd., ADR	274,284	9,383,256
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,165,242	1,142,045
Songcheng Performance Development Co. Ltd., Class A	203,654	792,025
Yum China Holdings Inc.	741,456	33,009,621

		50,056,142

Household Durables — 0.5%
Gree Electric Appliances Inc. of Zhuhai, Class A	376,293	3,089,050
Haier Electronics Group Co. Ltd.	2,394,000	6,651,911
Haier Smart Home Co. Ltd., Class A	785,064	1,905,162
Hangzhou Robam Appliances Co. Ltd., Class A	137,000	578,795
Midea Group Co. Ltd., Class A	443,009	3,421,843
NavInfo Co. Ltd., Class A	273,600	627,767

Security	Shares	Value

Household Durables (continued)
Oppein Home Group Inc., Class A	34,200	$481,625
Suofeiya Home Collection Co. Ltd., Class A	171,000	426,165
TCL Corp., Class A	1,954,000	1,067,342
Zhejiang Supor Co. Ltd., Class A	68,396	698,559

		18,948,219

Independent Power and Renewable Electricity Producers — 1.0%
CGN Power Co. Ltd., Class H(d)	21,888,000	5,480,563
China Longyuan Power Group Corp. Ltd., Class H	6,498,000	3,519,724
China National Nuclear Power Co. Ltd., Class A	1,812,660	1,253,142
China Power International Development Ltd.	9,234,000	1,911,032
China Resources Power Holdings Co. Ltd.	4,104,000	5,337,258
China Yangtze Power Co. Ltd., Class A	2,736,076	7,056,246
Datang International Power Generation Co. Ltd., Class H	6,156,000	1,140,328
GD Power Development Co. Ltd., Class A	2,707,900	870,540
Huadian Power International Corp. Ltd., Class A	855,000	451,220
Huadian Power International Corp. Ltd., Class H	3,420,000	1,245,185
Huaneng Power International Inc., Class H	8,892,000	4,407,519
Huaneng Renewables Corp. Ltd., Class H	9,576,000	3,657,787
SDIC Power Holdings Co. Ltd., Class A	889,296	1,058,814
Shenergy Co. Ltd., Class A	718,200	605,826
Shenzhen Energy Group Co. Ltd., Class A	649,800	556,447
Sichuan Chuantou Energy Co. Ltd., Class A	581,400	789,817

		39,341,448

Industrial Conglomerates — 0.6%
CITIC Ltd.	11,970,000	14,985,916
Fosun International Ltd.	5,301,000	7,137,752
Shanghai Industrial Holdings Ltd.	1,026,000	1,848,117

		23,971,785

Insurance — 6.2%
China Life Insurance Co. Ltd., Class A	342,000	1,596,173
China Life Insurance Co. Ltd., Class H	15,390,000	38,889,106
China Pacific Insurance Group Co. Ltd., Class A	820,847	3,999,176
China Pacific Insurance Group Co. Ltd., Class H	5,403,600	19,121,679
China Reinsurance Group Corp., Class H	12,312,000	1,950,354
China Taiping Insurance Holdings Co. Ltd.	3,351,724	7,750,146
Hubei Biocause Pharmaceutical Co. Ltd., Class A	649,800	619,302
New China Life Insurance Co. Ltd., Class A	273,669	1,733,120
New China Life Insurance Co. Ltd., Class H	1,710,000	6,586,375
People’s Insurance Co. Group of China Ltd. (The), Class H	17,100,000	6,859,442
PICC Property & Casualty Co. Ltd., Class H	14,364,462	16,625,726
Ping An Insurance Group Co. of China Ltd., Class A	1,368,056	16,272,782
Ping An Insurance Group Co. of China Ltd., Class H	11,457,000	129,824,777
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(d)	649,800	2,245,484

		254,073,642

Interactive Media & Services — 15.2%
58.com Inc., ADR(a)(b)	195,966	12,055,828
Autohome Inc., ADR(a)	122,778	8,355,043
Baidu Inc., ADR(a)	571,482	67,737,761
Momo Inc., ADR	311,562	11,661,766
SINA Corp./China(a)	130,302	4,546,237
Tencent Holdings Ltd.	11,833,200	501,581,650
Weibo Corp., ADR(a)(b)	114,912	4,919,383
YY Inc., ADR(a)(b)	120,384	7,679,295

		618,536,963

Internet & Direct Marketing Retail — 20.5%
Alibaba Group Holding Ltd., ADR(a)	3,493,530	698,706,000

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Baozun Inc., ADR(a)(b)	88,578	$3,363,307
JD.com Inc., ADR(a)	1,523,610	49,745,867
Meituan Dianping, Class B(a)	2,086,200	27,504,179
Pinduoduo Inc., ADR(a)	399,798	14,372,738
Trip.com Group Ltd., ADR(a)	972,760	32,334,542
Vipshop Holdings Ltd., ADR(a)	906,984	11,591,256

		837,617,889

IT Services — 0.3%
Beijing Sinnet Technology Co. Ltd., Class A	239,396	652,129
China TransInfo Technology Co. Ltd., Class A	239,400	571,431
DHC Software Co. Ltd., Class A	444,599	579,943
GDS Holdings Ltd., ADR(a)(b)	129,276	6,052,702
TravelSky Technology Ltd., Class H	1,781,000	4,336,605
Wangsu Science & Technology Co. Ltd., Class A	376,200	473,063

		12,665,873

Life Sciences Tools & Services — 0.6%
Genscript Biotech Corp.(a)	2,102,000	5,075,251
Hangzhou Tigermed Consulting Co. Ltd., Class A	102,634	916,851
WuXi AppTec Co. Ltd., Class A	204,336	2,557,561
WuXi AppTec Co. Ltd., Class H(d)	307,820	3,572,603
Wuxi Biologics Cayman Inc.(a)(d)	1,095,500	12,378,650

		24,500,916

Machinery — 1.2%
China Conch Venture Holdings Ltd.	3,420,000	13,303,823
China International Marine Containers Group Co. Ltd., Class A	373,799	512,582
China Shipbuilding Industry Co. Ltd., Class A	2,972,994	2,232,933
CRRC Corp. Ltd., Class A	3,043,880	3,017,922
CRRC Corp. Ltd., Class H	9,234,650	6,075,622
Haitian International Holdings Ltd.	1,413,000	3,158,954
Hefei Meiya Optoelectronic Technology Inc., Class A	102,600	544,528
Jiangsu Hengli Hydraulic Co. Ltd., Class A	102,600	636,621
Sany Heavy Industry Co. Ltd., Class A	1,094,498	2,254,402
Shenzhen Inovance Technology Co. Ltd., Class A	235,087	878,489
Sinotruk Hong Kong Ltd.	1,402,500	2,368,631
Weichai Power Co. Ltd., Class A	786,679	1,476,013
Weichai Power Co. Ltd., Class H	4,104,000	7,014,981
XCMG Construction Machinery Co. Ltd., Class A	1,231,199	802,124
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	376,199	790,398
Zhengzhou Yutong Bus Co. Ltd., Class A	307,799	614,289
Zhongji Innolight Co. Ltd., Class A	68,397	428,092
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	791,399	669,823
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,110,400	785,873

		47,566,100

Marine — 0.1%
COSCO SHIPPING Development Co. Ltd., Class A	1,675,800	595,950
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	991,800	667,318
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	5,472,000	2,020,259

		3,283,527

Media — 0.1%
China Literature Ltd.(a)(b)(d)	547,200	2,100,650
Chinese Universe Publishing and Media Group Co. Ltd., Class A	239,400	406,608
CITIC Guoan Information Industry Co. Ltd., Class A(a)	615,600	291,602
Focus Media Information Technology Co. Ltd., Class A	1,915,238	1,525,663
NanJi E-Commerce Co. Ltd., Class A(a)	342,000	539,517

Security	Shares	Value

Media (continued)
Oriental Pearl Group Co. Ltd., Class A	752,478	$944,083

		5,808,123

Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., Class A(a)	1,816,400	847,487
Aluminum Corp. of China Ltd., Class H(a)	8,212,000	2,517,812
Angang Steel Co. Ltd., Class A	1,112,726	498,593
Baoshan Iron & Steel Co. Ltd., Class A	2,428,289	1,889,450
China Hongqiao Group Ltd.	3,762,000	1,975,257
China Molybdenum Co. Ltd., Class A	2,188,800	1,108,419
China Molybdenum Co. Ltd., Class H(b)	8,208,000	2,810,187
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	513,000	725,357
China Zhongwang Holdings Ltd.	3,693,600	1,476,921
Ganfeng Lithium Co. Ltd., Class A	170,995	674,985
Guangdong HEC Technology Holding Co. Ltd., Class A.	410,399	516,067
Hesteel Co. Ltd., Class A	1,983,600	711,054
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,669,092	1,214,296
Jiangxi Copper Co. Ltd., Class A	342,000	685,464
Jiangxi Copper Co. Ltd., Class H	2,394,000	2,761,690
Maanshan Iron & Steel Co. Ltd., Class A	2,359,800	923,115
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,402,200	556,496
Shandong Gold Mining Co. Ltd., Class A	342,097	1,464,263
Shandong Nanshan Aluminum Co. Ltd., Class A	1,846,800	567,442
Shanxi Taigang Stainless Steel Co. Ltd., Class A	957,600	535,334
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,881,000	569,923
Western Mining Co. Ltd., Class A(a)	547,200	422,662
Yintai Gold Co. Ltd., Class A	273,600	469,755
Zhaojin Mining Industry Co. Ltd., Class H	2,223,000	2,300,316
Zhejiang Huayou Cobalt Co. Ltd., Class A	136,798	593,314
Zhongjin Gold Corp. Ltd., Class A	410,400	457,690
Zijin Mining Group Co. Ltd., Class A	2,496,600	1,264,290
Zijin Mining Group Co. Ltd., Class H	11,628,000	4,352,469

		34,890,108

Oil, Gas & Consumable Fuels — 3.3%
China Coal Energy Co. Ltd., Class H	4,446,000	1,760,736
China Merchants Energy Shipping Co. Ltd., Class A	820,796	693,537
China Petroleum & Chemical Corp., Class A	3,249,088	2,306,268
China Petroleum & Chemical Corp., Class H	52,669,000	29,538,106
China Shenhua Energy Co. Ltd., Class A	578,905	1,417,216
China Shenhua Energy Co. Ltd., Class H	7,011,000	13,578,201
CNOOC Ltd.	36,936,000	53,603,265
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	410,400	335,678
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,736,000	1,128,968
Guanghui Energy Co. Ltd., Class A	1,265,400	585,004
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,496,600	1,800,049
PetroChina Co. Ltd., Class A	1,983,690	1,577,369
PetroChina Co. Ltd., Class H	43,092,000	19,873,159
Shaanxi Coal Industry Co. Ltd., Class A	1,094,496	1,320,255
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	444,600	437,646
Shanxi Meijin Energy Co. Ltd., Class A	547,200	647,615
Yanzhou Coal Mining Co. Ltd., Class A	444,600	593,858
Yanzhou Coal Mining Co. Ltd., Class H	3,520,000	3,111,801

		134,308,731

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	2,736,000	1,852,486

5

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Nine Dragons Paper Holdings Ltd.	3,420,000	$3,482,150

		5,334,636

Personal Products — 0.3%
By-Health Co. Ltd., Class A	239,400	497,874
Hengan International Group Co. Ltd.	1,539,000	10,164,645

		10,662,519

Pharmaceuticals — 2.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	34,200	598,383
Beijing Tongrentang Co. Ltd., Class A	274,200	1,037,521
Betta Pharmaceuticals Co. Ltd., Class A	68,398	650,223
Changchun High & New Technology Industry Group Inc., Class A	34,198	2,135,566
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	102,599	580,571
China Medical System Holdings Ltd.	3,078,000	4,380,431
China Resources Pharmaceutical Group Ltd.(d)	3,420,000	2,988,445
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	170,994	714,872
China Traditional Chinese Medicine Holdings Co. Ltd.	4,788,000	2,134,728
CSPC Pharmaceutical Group Ltd.	9,576,000	21,799,920
Dong-E-E-Jiao Co. Ltd., Class A	102,600	491,403
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	202,795	958,884
Hansoh Pharmaceutical Group Co. Ltd.(d)	684,000	2,018,511
Hutchison China MediTech Ltd., ADR(a)(b)	126,198	3,042,634
Jiangsu Hengrui Medicine Co. Ltd., Class A	547,244	6,686,855
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	307,800	429,960
Luye Pharma Group Ltd.(b)(d)	2,394,000	1,758,551
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	308,478	1,103,596
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,026,000	2,883,587
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	171,000	451,463
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	205,565	678,983
Sino Biopharmaceutical Ltd.	14,364,000	18,533,602
SSY Group Ltd.	3,420,000	2,691,348
Tasly Pharmaceutical Group Co. Ltd., Class A	273,600	593,907
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	273,600	516,458
Yunnan Baiyao Group Co. Ltd., Class A	171,098	2,139,349
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	68,600	973,678
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	410,400	363,700
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(a)	170,988	456,782
Zhejiang NHU Co. Ltd., Class A	307,796	932,589
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	68,400	446,792

		85,173,292

Professional Services — 0.1%
51job Inc., ADR(a)	55,404	4,355,862

Real Estate Management & Development — 5.4%
Agile Group Holdings Ltd.	2,736,000	3,830,802
China Aoyuan Group Ltd.	2,402,000	3,436,798
China Evergrande Group(a)	3,862,000	9,216,206
China Fortune Land Development Co. Ltd., Class A	410,697	1,631,700
China Jinmao Holdings Group Ltd.	10,944,000	7,270,135
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,026,052	2,643,234
China Overseas Land & Investment Ltd.	8,208,000	27,525,151

Security	Shares	Value

Real Estate Management & Development (continued)
China Resources Land Ltd.	5,638,665	$24,383,611
China Vanke Co. Ltd., Class A	1,231,209	4,851,313
China Vanke Co. Ltd., Class H	3,078,031	11,521,358
CIFI Holdings Group Co. Ltd.	5,472,000	3,984,593
Country Garden Holdings Co. Ltd.	15,732,727	21,907,537
Financial Street Holdings Co. Ltd., Class A	510,527	561,366
Gemdale Corp., Class A	616,730	1,043,974
Greenland Holdings Corp. Ltd., Class A	1,234,066	1,149,814
Guangzhou R&F Properties Co. Ltd., Class H	2,188,800	3,679,807
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	513,000	592,545
Jinke Properties Group Co. Ltd., Class A	753,739	704,424
Kaisa Group Holdings Ltd.	4,788,000	1,883,944
KWG Group Holdings Ltd.	2,736,000	3,005,921
Logan Property Holdings Co. Ltd.	2,736,000	4,005,565
Longfor Group Holdings Ltd.(d)	3,762,000	15,403,162
Oceanwide Holdings Co. Ltd., Class A	547,200	329,256
Poly Developments and Holdings Group Co. Ltd., Class A	1,504,875	3,088,976
RiseSun Real Estate Development Co. Ltd., Class A	651,130	799,330
Seazen Group Ltd(b)	3,420,000	3,643,806
Seazen Holdings Co. Ltd., Class A	274,094	1,273,006
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,452,532	2,244,067
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	205,200	415,073
Shenzhen Investment Ltd.	6,840,000	2,691,348
Shimao Property Holdings Ltd.	2,394,000	8,670,422
Shui On Land Ltd.	8,208,000	1,719,667
Sino-Ocean Group Holding Ltd.	6,669,000	2,470,710
SOHO China Ltd.	4,446,000	1,533,544
Sunac China Holdings Ltd.	5,224,000	25,460,139
Wharf Holdings Ltd. (The)	2,052,000	4,965,013
Xinhu Zhongbao Co. Ltd., Class A	1,094,400	579,118
Yango Group Co. Ltd., Class A	547,200	538,642
Yuexiu Property Co. Ltd.	14,364,000	3,064,467
Yuzhou Properties Co. Ltd.	3,762,000	1,730,152
Zhejiang China Commodities City Group Co. Ltd., Class A	1,060,200	574,593
Zhenro Properties Group Ltd.	3,078,000	1,985,743

		222,010,032

Road & Rail — 0.1%
Daqin Railway Co. Ltd., Class A	1,949,400	2,198,983
Guangshen Railway Co. Ltd., Class A	1,262,992	531,790

		2,730,773

Semiconductors & Semiconductor Equipment — 0.6%
GCL System Integration Technology Co. Ltd., Class A(a)	615,600	537,669
Gigadevice Semiconductor Beijing Inc., Class A	34,198	804,607
Hangzhou Silan Microelectronics Co. Ltd., Class A	171,000	355,868
Hua Hong Semiconductor Ltd.(b)(d)	1,026,000	1,819,282
JCET Group Co. Ltd., Class A(a)	205,200	604,804
LONGi Green Energy Technology Co. Ltd., Class A	478,704	1,624,064
Sanan Optoelectronics Co. Ltd., Class A	513,055	1,213,679
Semiconductor Manufacturing International Corp.(a)(b)	6,327,300	8,066,999
Shenzhen Goodix Technology Co. Ltd., Class A	34,200	944,277
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	376,198	541,023
Visionox Technology Inc., Class A(a)	205,195	476,651
Will Semiconductor Ltd., Class A	68,400	1,218,171

6

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xinyi Solar Holdings Ltd.	6,980,000	$4,289,074

		22,496,168

Software — 0.5%
360 Security Technology Inc., Class A	171,000	504,490
Aisino Corp., Class A	274,198	805,438
Beijing Shiji Information Technology Co. Ltd., Class A	134,389	689,919
China National Software & Service Co. Ltd., Class A	68,400	659,486
Glodon Co. Ltd., Class A	170,998	803,185
Hundsun Technologies Inc., Class A	100,197	1,037,752
Iflytek Co. Ltd., Class A	307,809	1,443,166
Kingdee International Software Group Co. Ltd.(b)	4,788,000	4,746,559
Kingsoft Corp. Ltd.(a)(b)	1,710,000	3,783,616
Sangfor Technologies Inc., Class A	34,200	552,653
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,060,200	455,452
Shanghai Baosight Software Co. Ltd., Class A	136,800	672,135
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A(a)	102,600	269,564
Venustech Group Inc., Class A	136,795	599,334
Yonyou Network Technology Co. Ltd., Class A	341,998	1,350,488

		18,373,237

Specialty Retail — 0.2%
China Grand Automotive Services Group Co. Ltd., Class A	1,131,300	537,492
GOME Retail Holdings Ltd.(a)(b)	21,204,000	1,869,089
HLA Corp. Ltd., Class A	478,800	523,074
Suning.com Co. Ltd., Class A	1,265,461	1,773,098
Zhongsheng Group Holdings Ltd.	1,197,000	4,243,461

		8,946,214

Technology Hardware, Storage & Peripherals — 0.8%
China Greatwall Technology Group Co. Ltd., Class A	376,200	794,682
Dawning Information Industry Co. Ltd., Class A	136,796	661,023
GRG Banking Equipment Co. Ltd., Class A	342,000	381,408
Inspur Electronic Information Industry Co. Ltd., Class A	171,000	728,276
Legend Holdings Corp., Class H(a)(d)	855,000	1,758,551
Lenovo Group Ltd.	15,048,000	9,938,764
Ninestar Corp., Class A	171,000	688,383
Xiaomi Corp., Class B(a)(d)	16,142,400	18,456,706

		33,407,793

Textiles, Apparel & Luxury Goods — 1.4%
ANTA Sports Products Ltd.	2,113,000	19,867,369
Bosideng International Holdings Ltd.	6,840,000	3,268,065
Li Ning Co. Ltd.	4,104,000	13,159,644
Shenzhou International Group Holdings Ltd.	1,573,200	20,740,857
Zhejiang Semir Garment Co. Ltd., Class A	307,800	410,695

		57,446,630

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(d)	444,600	4,200,207
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	136,800	322,056
Sinochem International Corp., Class A	581,400	415,998
Xiamen C & D Inc., Class A	513,000	583,788

		5,522,049

Transportation Infrastructure — 0.7%
Beijing Capital International Airport Co. Ltd., Class H	3,420,000	3,233,113
China Merchants Port Holdings Co. Ltd.	2,736,000	4,257,223
COSCO SHIPPING Ports Ltd.	3,420,000	2,783,099

Security	Shares	Value

Transportation Infrastructure (continued)
Guangzhou Baiyun International Airport Co. Ltd., Class A	273,597	$649,943
Jiangsu Expressway Co. Ltd., Class H	2,736,000	3,649,049
Ningbo Zhoushan Port Co. Ltd., Class A	1,333,800	686,826
Shanghai International Airport Co. Ltd., Class A	136,899	1,463,058
Shanghai International Port Group Co. Ltd., Class A	1,197,077	948,473
Shenzhen Expressway Co. Ltd., Class H	1,368,000	1,824,524
Shenzhen International Holdings Ltd.	2,052,000	4,335,867
Zhejiang Expressway Co. Ltd., Class H	3,420,000	2,992,814

		26,823,989

Water Utilities — 0.4%
Beijing Enterprises Water Group Ltd.	10,260,000	5,033,170
Guangdong Investment Ltd.	6,156,000	12,724,484

		17,757,654

Wireless Telecommunication Services — 2.4%
China Mobile Ltd.	12,654,000	95,376,833
China United Network Communications Ltd., Class A	3,964,795	3,220,361

		98,597,194

Total Common Stocks — 99.8% (Cost: $3,672,187,694)		4,069,050,863

Rights

Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp., (Expires 12/27/19)(a)	82,492	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	125,702,547	125,752,828
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(f)(g)	5,021,000	5,021,000

		130,773,828

Total Short-Term Investments — 3.2% (Cost: $130,751,250)		130,773,828

Total Investments in Securities — 103.0% (Cost: $3,802,938,944)		4,199,824,691

Other Assets, Less Liabilities — (3.0)%		(121,074,154)

Net Assets — 100.0%		$4,078,750,537

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

7

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI China ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	120,100,406	5,602,141	125,702,547	$125,752,828	$570,323	(a)	$8,768	$(23,283)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,740,000	3,281,000	5,021,000	5,021,000	12,377		—	—

				$130,773,828	$582,700		$8,768	$(23,283)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
HSCEI Index	115	12/30/19	$7,565	$(277,026)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$4,068,696,811	$—		$354,052	$4,069,050,863
Rights	—	0	(a)	—	0	(a)
Money Market Funds	130,773,828	—		—	130,773,828

	$4,199,470,639	$0	(a)	$354,052	$4,199,824,691

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(277,026)	$—		$—	$(277,026)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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